SCHEDULE OF CONDENSED BALANCE SHEETS (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 08, 2024	Dec. 31, 2023
Assets
TOTAL ASSETS	$ 179,287,568	$ 178,292,737		$ 25,000
Liabilities and Stockholders’ Equity
TOTAL LIABILITIES	6,965,678	7,009,536		5,112
Accumulated deficit	(6,261,235)	(5,841,831)		(5,112)
TOTAL STOCKHOLDERS’ EQUITY	(6,260,660)	(5,841,256)	$ (34,728)	19,888
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY	179,287,568	178,292,737		25,000
Old Glory Holding Co [Member]
Assets
TOTAL ASSETS	279,350,000	257,421,000		183,401,000
Liabilities and Stockholders’ Equity
TOTAL LIABILITIES	270,455,000	247,647,000		173,135,000
Accumulated deficit	(51,771,000)	(47,226,000)		(32,384,000)
Accumulated other comprehensive loss	(441,000)	(551,000)		(11,000)
TOTAL STOCKHOLDERS’ EQUITY	8,895,000	9,774,000	$ 11,576,000	10,266,000		$ 10,216,000
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY	$ 279,350,000	257,421,000		183,401,000
Parent Company [Member] | Old Glory Holding Co [Member]
Assets
Cash and cash equivalents		212,000		196,000
Investment in subsidiary		9,562,000		10,070,000
TOTAL ASSETS		9,774,000		10,266,000
Liabilities and Stockholders’ Equity
TOTAL LIABILITIES
Common stock		4,000		4,000
Surplus		57,547,000		42,657,000
Accumulated deficit		(47,226,000)		(32,384,000)
Accumulated other comprehensive loss		(551,000)		(11,000)
TOTAL STOCKHOLDERS’ EQUITY		9,774,000		10,266,000
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY		$ 9,774,000		$ 10,266,000